Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Segment reporting

31. Segment reporting

The Group currently identifies four reportable segments which consist of each of its three mines based in Zimbabwe: the How Mine, the Mazowe Mine, and the Redwing Mine. Another segment ‘Other’ relates to corporate overhead. The Group’s CEO is the Group’s chief operating decision maker responsible for evaluating the operating performance of the Group’s mining operations, allocating resources, and making strategic decisions. For each of the segments, the Group’s CEO reviews internal management reports on at least a quarterly basis. Information regarding the results of each reportable segment is included below.

Performance is measured based on operating profit/loss, as included in the internal management reports that are reviewed by the Group’s CEO. Segment operating profit or loss is used to measure performance as management believes that such information is the most relevant in evaluating the operating performance of each segment relative to other entities that operate within these industries. The accounting policies of the reportable segments are the same as the Group’s accounting policies.

An IFRIC Agenda Decision which deals with the Disclosure of Revenues and Expenses for Reportable Segments resulted in amounts being more disaggregated in the segment report. As a result, the comparatives for the year ended December 31, 2024 have also been disaggregated further and restated.

	How Mine		Redwing Mine		Mazowe Mine		Other		Total
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Revenue	$82,595	85,632	—	250	—	—	—	—	82,595	85,882
Production costs	(36,958)	(38,648)	—	(23)	—	—	—	—	(36,958)	(38,671)
Depreciation	(7,226)	(4,057)	(8)	(3)	(33)	(81)	—	—	(7,267)	(4,141)
Royalties	(4,138)	(4,279)	—	(2)	—	—	—	—	(4,138)	(4,281)
Gross profit (loss)	34,273	38,648	(8)	222	(33)	(81)	—	—	34,232	38,789
Other income	138	288	512	77	127	351	—	—	777	716
Impairment	—	—	—	(4,095)	(240)	(1,629)	—	—	(240)	(5,724)
Administrative expenses	(2,438)	(1,387)	(2,533)	(2,618)	(1,634)	(2,024)	(16,798)	(14,072)	(23,403)	(20,101)
Staff costs	—	—	(1,988)	(1,907)	(797)	(887)	(2,244)	(6,634)	(5,029)	(9,423)
General and administrative costs	—	—	(301)	(252)	(756)	(967)	(156)	—	(1,213)	(1,219)
Fines and penalties	—	(15)	—	(68)	—	—	(254)	—	(254)	(83)
Bank charges	(652)	(812)	(2)	(14)	(8)	(5)	—	—	(662)	(831)
Fuel issues	—	—	(58)	(59)	—	(59)	—	—	(58)	(118)
Directors’ fees	(218)	(288)	—	—	—	—	(353)	—	(571)	(288)
Welfare costs	—	—	(75)	(51)	(27)	(81)	—	—	(102)	(132)
Stores	—	—	(64)	(127)	—	—	—	—	(64)	(127)
Travel	(503)	—	(7)	(82)	—	—	(2,521)	(1,623)	(3,031)	(1,705)
Audit fees	(308)	—	(38)	—	(46)	—	(163)	(941)	(555)	(941)
Non-Audit fees	(6)	—	—	—	—	—	—	—	(6)	—
Legal fees	—	—	—	—	—	—	(3,161)	(723)	(3,161)	(723)
Share based payment	—	—	—	—	—	—	(236)	—	(236)	—
Investor relations	—	—	—	—	—	—	(251)	—	(251)	—
Loss on disposal of assets	(428)	(269)	—	—	—	—	—	—	(428)	(269)
Prepayment write down	(74)	—	—	—	—	—	—	—	(74)	—
Consultancy fees	(249)	(3)	—	—	—	—	(6,041)	(4,151)	(6,290)	(4,154)
Filing fees	—	—	—		—	—	(308)	—	(308)	—
Insurance	—	—	—		—	—	(493)	—	(493)	—
Recruitment	—	—	—		—	—	(617)	—	(617)	—
Bad debts written off	—	—	—	(58)	—	(25)	—	—	—	(83)
Allowance for credit losses	—	—	(23)	(13)	—	—	—	—	(23)	(13)
Listing expenses	—	—	—	—	—	—	(65,381)	—	(65,381)	—
Foreign exchange gains/(losses)	35	444	14	217	(108)	355	(7)	—	(66)	1,016
Change in fair value of earnout liability	—	—	—	—	—	—	158,822	—	158,822	—
Change in fair value of warrants	—	—	—	—	—	—	5,725	—	5,725	—
Operating profit/(loss)	32,008	37,993	(2,038)	(6,210)	(1,888)	(3,028)	82,361	(14,072)	110,443	14,683
Finance cost	(1,343)	(818)	(150)	(90)	(324)	(332)	(135)	(282)	(1,952)	(1,522)
Related party credit loss	—	(1,652)	—	—	—	29	—	197	—	(1,426)
Interest income	16	14	—	—	—	—	—	—	16	14
Financial guarantee remeasurement	—	—	—	—	—	—	—	2,746	—	2,746
Profit/(loss) before taxation	30,681	35,537	(2,188)	(6,300)	(2,212)	(3,331)	82,226	(11,411)	108,507	14,495
Income tax (expense)/income	(7,480)	(9,857)	—	—	—	—	153	(1,050)	(7,327)	(10,907)
Profit/(loss) for the year	$23,201	25,680	(2,188)	(6,300)	(2,212)	(3,331)	82,379	(12,461)	101,180	3,588
	How Mine		Redwing Mine		Mazowe Mine		Other		Total
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Segment assets	$58,383	50,771	90	20	236	248	4,085	—	62,794	51,039
Current assets	12,044	8,845	9	15	59	91	4,058	—	16,170	8,951
Non-current assets	46,339	41,926	81	5	177	157	27	—	46,624	42,088
Segment liabilities	33,937	37,850	20,702	20,138	15,002	16,762	32,428	7,215	102,069	81,965
Current liabilities	16,456	21,719	9,224	8,352	6,698	8,699	21,191	7,215	53,569	45,985
Non-current liabilities	17,481	16,131	11,478	11,786	8,304	8,063	11,237	—	48,500	35,980